Earnings Per Share	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Earnings Per Share

Note 25 Earnings Per Share

The following table illustrates basic and diluted EPS under the guidance of GAAP for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
(in thousands, except per share data)	Common Stock	Common Stock	Common Stock
Basic EPS:
Net income attributable to TSYS common shareholders	$319,638	$364,044	$322,872
Less income allocated to nonvested awards	(1,557)	(3,164)	(3,308)
Net income allocated to common stock for EPS calculation(a)	318,081	$360,880	$319,564
Average common shares outstanding(b)	182,744	182,465	184,297
Basic EPS(a)/(b)	$1.74	$1.98	$1.73

Diluted EPS:
Net income attributable to TSYS common shareholders	$319,638	$364,044	$322,872
Less income allocated to nonvested awards	(1,557)	(3,148)	(3,288)
Add income allocated to nonvested awards[1]	1,557	-	-
Net income allocated to common stock for EPS calculation(c)	$319,638	$360,896	$319,584
Average common shares outstanding	182,744	182,465	184,297
Increase due to assumed issuance of shares related to common equivalent shares outstanding	813	1,157	1,459
Average nonvested awards[1]	891	-	-
Average common and common equivalent shares outstanding(d)	184,448	183,622	185,756
Diluted EPS(c)/(d)	$1.73	$1.97	$1.72

	2016	2015	2014
(in thousands, except per share data)	Participating Securities	Participating Securities	Participating Securities
Basic EPS:
Net income allocated to nonvested awards(a)	$1,557	3,164	3,308
Nonvested awards(b)	911	1,617	1,925
Basic EPS(a)/(b)	$1.71	1.96	1.72

Diluted EPS:
Net income allocated to nonvested awards(c)	$1,552	3,148	3,288
Average common and common equivalent shares outstanding(d)	911	1,617	1,925
Diluted EPS(c)/(d)	$1.70	1.95	1.71

[1]

In accordance with the diluted EPS guidance under the two-class method, the Company uses the approach – either the treasury stock method or the two-class method assuming a participating security is not exercised- that is more dilutive. In 2016, the Company used the two-class method. In 2015 and 2014, the Company used the treasury stock method.

The diluted EPS calculation excludes stock options and nonvested awards that are exercisable into 0.4 million, 0.6 million and 1.1 million common shares for the years ended December 31, 2016, 2015 and 2014, respectively, because their inclusion would have been anti-dilutive.